UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07136

Name of Fund: BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

Pennsylvania Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 10/31/2012

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Pennsylvania — 105.6%
Corporate — 7.6%
Beaver County IDA, Refunding RB, FirstEnergy, Mandatory Put Bonds, 3.38%, 1/01/35 (a)	$1,200	$1,225,644
Delaware County IDA Pennsylvania, Refunding RB, Water Facilities, Aqua Pennsylvania, Inc. Project, Series B, AMT (NPFGC), 5.00%, 11/01/36	2,520	2,626,772
Northumberland County IDA, Refunding RB, Aqua Pennsylvania, Inc. Project, AMT (NPFGC), 5.05%, 10/01/39	4,500	4,623,030
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series B, 4.50%, 12/01/42	3,630	3,896,769
Waste Management, Inc. Project, Series A, AMT, 5.10%, 10/01/27	1,200	1,265,316
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 5.00%, 11/01/41	865	943,914
		14,581,445
County/City/Special District/School District — 26.8%
Chambersburg Area School District, GO (NPFGC):
5.25%, 3/01/26	2,115	2,336,652
5.25%, 3/01/27	2,500	2,753,925
City of Philadelphia Pennsylvania, GO, Refunding, Series A:
(AGC), 5.00%, 8/01/24	2,000	2,253,960
(AGM), 5.25%, 12/15/32	5,000	5,571,500
City of Pittsburgh Pennsylvania, GO, Refunding, Series B, 5.00%, 9/01/26	970	1,129,012
Connellsville Area School District, GO, Series B (AGM), 5.00%, 11/15/37	1,000	1,031,710
County of Lycoming Pennsylvania, GO, Series A (AGM):
4.00%, 8/15/38	645	664,311
4.00%, 8/15/42	140	144,183
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	400	449,520
East Stroudsburg Area School District, GO, Series A:
(AGM), 5.00%, 9/01/25	7,000	8,159,970
(NPFGC), 7.75%, 9/01/27	2,000	2,513,560
Falls Township Pennsylvania, RB, Water & Sewer Authority, 5.00%, 12/01/37	1,070	1,209,935
Lower Merion School District, GO, Refunding, Series A, 3.25%, 11/15/27	2,035	2,120,022
Marple Newtown School District, GO (AGM), 5.00%, 6/01/31	3,500	4,166,015

	Par (000)	Value
Municipal Bonds

Pennsylvania (continued)
County/City/Special District/School District (concluded)
Northeastern School District York County, GO, Series B (NPFGC), 5.00%, 4/01/32	$1,585	$1,741,028
Philadelphia Redevelopment Authority, RB, Quality Redevelopment Neighborhood, Series B, AMT (NPFGC), 5.00%, 4/15/27	4,645	4,800,236
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	3,300	3,755,961
Philadelphia School District, GO, Refunding, Series A (BHAC), 5.00%, 6/01/34	1,000	1,189,320
Philipsburg Osceola Area School District Pennsylvania, GO (AGM):
5.00%, 4/01/41	755	802,346
Series A, 4.00%, 4/01/35	600	616,710
Series A, 4.00%, 4/01/38	595	604,014
Series A, 4.00%, 4/01/41	225	228,409
Shaler Area School District Pennsylvania, GO, CAB (Syncora), 3.79%, 9/01/30 (b)	6,145	3,145,810
		51,388,109
Education — 10.0%
Adams County IDA, Refunding RB, Gettysburg College, 5.00%, 8/15/26	100	114,225
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	1,500	1,615,215
University of Pennsylvania Health System, Series A, 4.00%, 8/15/39	7,600	7,791,748
University of Pennsylvania Health System, Series A, 5.00%, 8/15/42	1,505	1,677,458
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	2,750	3,120,672
State System Higher Education, Series Al, 5.00%, 6/15/35	1,780	2,052,340
Thomas Jefferson University, 4.00%, 3/01/37	375	381,855
Thomas Jefferson University, 5.00%, 3/01/42	310	347,842
State Public School Building Authority, RB, Community College Allegheny County Project (AGM), 5.00%, 7/15/34	1,880	2,120,038
		19,221,393

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2012	1

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Pennsylvania (continued)
Health — 14.5%
Allegheny County Hospital Development Authority, RB, Health Center, UPMC Health, Series B (NPFGC), 6.00%, 7/01/26	$2,000	$2,653,960
Berks County Municipal Authority, Refunding RB, Reading Hospital & Medical Center, Series A, 5.00%, 11/01/40	1,175	1,304,367
Centre County Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	2,020	2,608,345
County of Lehigh Pennsylvania, RB, Lehigh Valley Health Network, Series A (AGM), 5.00%, 7/01/33	7,995	8,597,743
Cumberland County Municipal Authority, Refunding RB, Diakon Lutheran, 6.38%, 1/01/39	500	557,360
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital:
3.75%, 6/01/31	470	468,120
3.25%, 6/01/26	625	624,306
Series A, 5.13%, 6/01/33	490	538,559
Montgomery County IDA Pennsylvania, RB Acts Retirement Life Community:
4.50%, 11/15/36	295	297,378
Series A-1, 6.25%, 11/15/29	235	274,548
Montgomery County IDA Pennsylvania, Refunding RB, Acts Retirement Life Community:
5.00%, 11/15/27	690	756,951
5.00%, 11/15/28	445	493,020
5.00%, 11/15/29	150	163,802
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19 (c)	3,000	3,624,660
Saint Mary Hospital Authority, Refunding RB, Catholic Health East, Series A:
5.00%, 11/15/26	1,325	1,458,441
5.00%, 11/15/27	945	1,035,011
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial, Series B (AGC), 5.38%, 7/01/35	2,000	2,228,800
		27,685,371
Housing — 4.4%
Pennsylvania HFA, RB, Series 95-A, AMT, 4.90%, 10/01/37	995	1,014,930
Pennsylvania HFA, Refunding RB:
4.75%, 10/01/39	965	983,981

	Par (000)	Value
Municipal Bonds

Pennsylvania (continued)
Housing (concluded)
Pennsylvania HFA, Refunding RB (concluded):
S/F Mortgage, Series 92-A, AMT, 4.75%, 4/01/31	$645	$657,958
Series 99-A, AMT, 5.15%, 4/01/38	860	947,574
Series 105C, 4.88%, 10/01/34	1,730	1,843,073
Philadelphia Housing Authority Capital Fund Program, RB, Series A (AGM), 5.50%, 12/01/18	3,000	3,043,020
		8,490,536
State — 7.7%
Commonwealth of Pennsylvania, GO, First Series, 5.00%, 6/01/28	1,250	1,530,338
Pennsylvania Economic Development Financing Authority, Refunding RB, Unemployment Compensation, Series B, 5.00%, 7/01/23	1,100	1,222,727
Pennsylvania Turnpike Commission, RB, Series C of 2003 Pennsylvania Turnpike (NPFGC), 5.00%, 12/01/32	3,600	3,999,672
State Public School Building Authority, RB, (AGM) CAB, Corry Area School District (b):
2.36%, 12/15/22	1,640	1,211,288
3.18%, 12/15/23	1,980	1,394,494
3.29%, 12/15/24	1,980	1,333,391
3.39%, 12/15/25	1,770	1,138,871
State Public School Building Authority, Refunding RB:
Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	1,200	1,317,612
School District Philadelphia Project, Series B (AGM), 5.00%, 6/01/26	1,500	1,589,175
		14,737,568
Transportation — 19.9%
City of Philadelphia, Pennsylvania, ARB, Series A:
5.00%, 6/15/40	2,500	2,696,800
AMT (AGM), 5.00%, 6/15/37	7,500	7,894,125
Delaware River Port Authority, RB, Series D (AGM), 5.00%, 1/01/40	1,560	1,744,860
Pennsylvania Turnpike Commission, Enhanced Turnpike Subordinate Special, RB:
5.00%, 12/01/37	705	794,253
5.00%, 12/01/42	2,100	2,364,117
Pennsylvania Turnpike Commission, RB:
5.25%, 12/01/41	1,750	1,977,762
Senior Lien, Series A, 5.00%, 12/01/42	2,500	2,848,150

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2012	2

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Pennsylvania (continued)
Transportation (concluded)
Pennsylvania Turnpike Commission, RB (concluded):
Series A (AMBAC), 5.50%, 12/01/31	$7,800	$8,453,952
Series A (AMBAC), 5.25%, 12/01/32	350	377,556
Sub-Series A, 6.00%, 12/01/41	700	798,399
Sub-Series B (AGM), 5.25%, 6/01/39	3,500	3,900,785
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	1,570	1,815,030
5.00%, 6/01/29	2,080	2,394,392
		38,060,181
Utilities — 14.7%
Allegheny County Sanitation Authority, Refunding RB, Series A (NPFGC), 5.00%, 12/01/30	5,000	5,493,550
Bucks County Water & Sewer Authority, RB, Water System, 5.00%, 12/01/41	500	570,865
City of Philadelphia Pennsylvania Gas Works, RB:
1998 General Ordinance, 4th Series (AGM), 5.00%, 8/01/32	3,300	3,357,981
Ninth Series, 5.25%, 8/01/40	1,430	1,536,192
City of Philadelphia, Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/36	700	779,282
Series C (AGM), 5.00%, 8/01/40	3,000	3,363,540
Delaware County IDA Pennsylvania, RB, Pennsylvania Suburban Water Co. Project, Series A, AMT (AMBAC), 5.15%, 9/01/32	5,500	5,575,130
Lycoming County Water & Sewer Authority, RB (AGM), 5.00%, 11/15/41	400	432,988
Northampton Borough Municipal Authority, RB (NPFGC), 5.00%, 5/15/34	935	977,337
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,300	1,522,924
Philadelphia Biosolids Facility, 6.25%, 1/01/32	1,420	1,624,892

	Par (000)	Value
Municipal Bonds

Pennsylvania (concluded)
Utilities (concluded)
Reading Area Water Authority Pennsylvania, RB (AGM), 5.00%, 12/01/27	$2,680	$2,990,933
		28,225,614
Total Municipal Bonds in Pennsylvania		202,390,217

Guam — 2.0%
State — 0.5%
Territory of Guam, Limited Obligation Bonds, RB, Section 30, Series A, 5.63%, 12/01/29	805	903,419
Transportation — 1.3%
Guam International Airport Authority, Refunding RB, Series C, AMT (NPFGC), 5.00%, 10/01/23	2,500	2,526,800
Utilities — 0.2%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/34	420	454,197
Total Municipal Bonds in Guam		3,884,416

Puerto Rico — 0.7%
State — 0.7%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series A-4 (AGM), 5.25%, 7/01/30	1,270	1,361,961
Total Municipal Bonds – 108.3%		207,636,594

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
Pennsylvania — 48.1%
County/City/Special District/School District — 4.9%
Erie County Conventional Center Authority, RB, 5.00%, 1/15/36	8,850	9,449,489
Education — 8.9%
Pennsylvania Higher Educational Facilities Authority, RB:
Series AE (NPFGC), 4.75%, 6/15/32	8,845	9,392,767
University of Pennsylvania Health System, 5.75%, 8/15/41	4,270	5,019,513
University of Pittsburgh Pennsylvania, RB, Capital Project, Series B, 5.00%, 9/15/28	2,202	2,636,383
		17,048,663

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2012	3

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)

Pennsylvania (concluded)
Health — 9.7%
Geisinger Authority Pennsylvania Health Systems, RB:
5.13%, 6/01/34	$2,500	$2,786,725
5.25%, 6/01/39	3,128	3,486,870
Series A-1, 5.13%, 6/01/41	6,270	7,059,205
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	4,680	5,204,394
		18,537,194
Housing — 3.8%
Pennsylvania HFA, Refunding RB:
S/F Mortgage, Series 113, 4.85%, 10/01/37	4,120	4,401,437
Series 96-A, AMT, 4.70%, 10/01/37	2,860	2,925,322
		7,326,759
State — 20.8%
Commonwealth of Pennsylvania, GO, First Series:
5.00%, 3/15/28	5,203	6,229,254
5.00%, 11/15/30	6,350	7,644,257
Pennsylvania Turnpike Commission, RB, Series C of 2003 Pennsylvania Turnpike, 5.00%, 12/01/32	10,000	11,110,200
State Public School Building Authority, Refunding RB, School District of Philadelphia Project, Series B (AGM), 5.00%, 6/01/26	14,026	14,860,043
		39,843,754
		92,205,859

Puerto Rico — 2.9%
State — 2.9%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	5,000	5,488,250
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 51.0%		97,694,109
Total Long-Term Investments (Cost – $282,059,658) – 159.3%		305,330,703

	Shares	Value
Short-Term Securities

BIF Pennsylvania Municipal Money Fund (e)(f)	245,935	$245,935
Total Short-Term Securities (Cost – $245,935) – 0.1%		245,935
Total Investments (Cost – $282,305,593*) – 159.4%		305,576,638
Other Assets Less Liabilities – 1.6%		3,233,244
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (26.4)%		(50,862,776)
VRDP Shares, at Liquidation Value – (34.6)%		(66,300,000)
Net Assets Applicable to Common Shares – 100.0%		$191,647,106

*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$232,469,780
Gross unrealized appreciation	$23,277,688
Gross unrealized depreciation	(1,000,732)
Net unrealized appreciation	$22,276,956

(a)	Variable rate security. Rate shown is as of report date.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	Security is collateralized by Municipal or US Treasury obligations.
(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at October 31, 2012	Income
BIF Pennsylvania Municipal Money Fund	3,976,718	(3,730,783)	245,935	$3

(f)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2012	4

Schedule of Investments (concluded)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$305,330,703	—	$305,330,703
Short-Term Securities	$245,935	—	—	245,935
Total	$245,935	$305,330,703	—	$305,576,638
[1]	See above Schedule of Investments for values in each sector.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(125,911)	—	$(125,911)
TOB trust certificates	—	(50,829,902)	—	(50,829,902)
VRDP Shares	—	(66,300,000)	—	(66,300,000)
Total	—	$(117,255,813)	—	$(117,255,813)

There were no transfers between levels during the period ended October 31, 2012.

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2012	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Pennsylvania Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date:	December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date:	December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date:	December 21, 2012